Operating Expenses (Tables)	12 Months Ended
Sep. 30, 2024
Operating Expenses [Abstract]
Schedule of Operating Expenses by Nature	Operating expenses by nature include the following:
	Years ended September 30,
	2024	2023	2022
	$	$	$
		(Recasted-Note 7)	(Recasted-Note 7)

Employee benefit expenses	16,222,815	21,663,997	30,088,677
Stock-based compensation	1,715,512	2,436,974	4,272,673
Research costs	2,201,697	3,313,386	1,985,042
Impairment loss related to intangible assets	69,315,247	—	38,207,503
Marketing expenses	684,547	917,970	917,223
Selling expenses	32,740	62,965	299,382
Depreciation of property and equipment	512,275	1,059,769	1,291,048
Product line management expenses	11,418	3,919	47,965
Recruitment fees	152,489	377,679	780,126
Professional fees	5,415,402	6,763,019	3,852,140
Other expenses	2,267,706	2,010,929	1,176,515
Subcontractor services	2,220,592	1,331,573	1,980,500
Travel expenses	494,763	754,869	470,494
Amortization of intangible assets	257,932	286,494	257,064
Insurance	1,453,193	373,251	373,311
Research and development tax credits	(176,856)	(225,609)	(70,191)
Depreciation expense on right of use assets	478,460	508,556	547,658
Business acquisition costs	2,407,977	3,506,630	—
Listing expense	59,139,572	—	—
	164,807,481	45,146,371	86,477,130